LAND USE RIGHTS, NET - Amortization Expense (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Jul. 08, 2019 CNY (¥) m²	Mar. 19, 2019 CNY (¥) m²	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights				$ 6,780	$ 209,865
Amortization of Intangible Assets			$ 24,030	15,677	$ 12,166
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			20,837
2022			14,543
2023			11,110
2024			9,431
2025			$ 6,324
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Number of land use rights acquired		2
Useful life			50 years
Amortization of Intangible Assets			$ 4,345	$ 2,804
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			4,531
2022			4,531
2023			4,531
2024			4,531
2025			4,531
Thereafter			$ 194,047
LAND USE RIGHTS | Zhenjiang, Jiangsu
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥		¥ 92
Number of square meters of land use rights acquired | m²		83,025
LAND USE RIGHTS | Beijing
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥	¥ 1,360
Number of square meters of land use rights acquired | m²	28,600